UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03758

MATRIX ADVISORS VALUE FUND, INC.
(Exact name of registrant as specified in charter)

10 Bank Street, Suite 590, White Plains, NY 10606
(Address of principal executive offices) (Zip code)

David A. Katz

10 Bank Street, Suite 590

White Plains, NY 10606
(Name and address of agent for service)

1(800) 366-6223

Registrant’s telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders.

(a)

Matrix Advisors Value Fund
MAVFX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Matrix Advisors Value Fund for the period of July 1, 2023, to June 30, 2024. You can find additional information about the Fund at https://matrixadvisorsvaluefund.com/fund-application-and-documents/. You can also request this information by contacting us at  1-800-366-6223.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matrix Advisors Value Fund	$110	0.99%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year (7/1/23-6/30/24), the Matrix Value Fund was up +22.36% versus the S&P 500® Index gain of +24.56% and the Russell 1000® Value gain of +13.03%. For the year, nearly all sectors contributed to the Fund’s strong performance, with the exception of Materials and Health Care. The strongest performing sectors were Consumer Discretionary, Communications Services, Financials and Industrials.
The primary reason the Fund’s performance lagged the S&P 500®’s return over the 12 months was the relative underperformance of its Technology holdings versus the benchmark. The Fund’s Technology holdings were the third-largest contributor to its performance, just not as strong as the benchmark’s. Like last year, the largest Tech companies continued to benefit from the ongoing euphoria about stocks perceived to be beneficiaries of the artificial intelligence wave. MAVFX owned a number of these, but some of the stocks driving that move are highly valued and we would not consider them to be Value stocks. Compared to the Russell Index, however, the Fund outperformed largely because of its higher-weighting in these mega-cap Tech stocks.

Looking forward, we anticipate that the contribution of portfolio results will shift from those sectors that have led performance for the last 18 months to some other sectors. Our Healthcare stocks have solid fundamentals and are at very attractive valuations. Similarly, we think our large positions in Financials has significant additional upside. We are optimistic about the Fund’s positioning and prospects for the balance of 2024 and beyond. The strong fundamentals of our holdings should eventually be reflected in their stock prices.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Matrix Advisors Value Fund	PAGE 1	TSR_AR_57681T102

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Matrix Advisors Value Fund	22.36	12.42	8.54
S&P 500 TR	24.56	15.05	12.86
Russell 1000 Value Total Return	13.06	9.01	8.23
Visit https://matrixadvisorsvaluefund.com/fund-application-and-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$65,771,499
Number of Holdings	32
Net Advisory Fee	$320,790
Portfolio Turnover	20%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors	(% of net assets)
Information Technology	28.6%
Financials	25.4%
Communication Services	15.8%
Health Care	13.9%
Industrials	8.5%
Consumer Discretionary	6.0%
Consumer Staples	1.5%
Utilities	0.4%
Cash & Other	-0.1%

Top 10 Issuers	(% of net assets)
Microsoft Corp.	8.3%
Alphabet, Inc.	7.9%
Apple, Inc.	5.2%
Amazon.com, Inc.	5.1%
Meta Platforms, Inc.	5.1%
The Goldman Sachs Group, Inc.	4.5%
JPMorgan Chase & Co.	4.5%
QUALCOMM, Inc.	4.1%
Morgan Stanley	4.0%
The Bank Of New York Mellon Corp.	3.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://matrixadvisorsvaluefund.com/fund-application-and-documents/
The Matrix Advisors Value Fundis distributed by Quasar Distributors, LLC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Matrix Asset Advisors, Inc. documents not be householded, please contact Matrix Asset Advisors, Inc. at 1-800-366-6223, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Matrix Asset Advisors, Inc. or your financial intermediary.
Matrix Advisors Value Fund	PAGE 2	TSR_AR_57681T102

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-800-366-6223.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that there is at least one audit committee financial expert serving on its audit committee. Messrs. Kieszek and Tucker are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit fees” are fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Tax fees” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant during the last two fiscal years. The following table details the aggregate fees billed for each of the last two fiscal years by the principal accountant.

	FYE 6/30/2024	FYE 6/30/2023
(a) Audit Fees	$18,000	$18,000
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$2,800	$2,800
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller & Baker LLP, the registrant’s principal accountant, applicable to non-audit services pursuant to waiver of pre-approval requirement for each of the last two fiscal years were as follows:

	FYE 6/30/2024	FYE 6/30/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) During the audit of the registrant’s financial statements, none of the hours were attributed to work performed by persons other than full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for each of the last two fiscal years on behalf of the Fund.

Non-Audit Related Fees	FYE 6/30/2024	FYE 6/30/2023
Registrant	0	0
Registrant’s Investment Adviser	0	0

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this report.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Matrix Advisors Value Fund, Inc.
Core Financial Statements
June 30, 2024

Matrix Advisors Value Fund, Inc.
Schedule of Investments
June 30, 2024

	Shares	Value
COMMON STOCKS - 100.1%
Aerospace/Defense - 4.9%
L3Harris Technologies, Inc.	8,200	$ 1,841,556
RTX Corp.	13,900	1,395,421
		3,236,977
Bank (Money Center) - 4.5%
JPMorgan Chase & Co.	14,600	2,952,996
Bank (Processing) - 3.6%
The Bank Of New York Mellon Corp.	40,000	2,395,600
Bank (Regional) - 2.7%
The PNC Financial Services Group, Inc.	11,400	1,772,472
Bank (Super Regional) - 6.1%
US Bancorp	47,120	1,870,664
Wells Fargo & Co.	35,600	2,114,284
		3,984,948
Building Material and Supplies Dealers - 0.9%
Lowe’s Cos., Inc.	2,550	562,173
Business Support Services - 3.5%
PayPal Holdings, Inc.(a)	39,900	2,315,397
Cable TV - 2.8%
Comcast Corp. - Class A	47,000	1,840,520
Computer and Peripherals - 5.2%
Apple, Inc.	16,300	3,433,106
Computer Software and Services - 8.3%
Microsoft Corp.	12,150	5,430,443
Data Processing - 1.4%
Fiserv, Inc.(a)	6,000	894,240
Drug - 2.7%
AbbVie, Inc.	10,300	1,766,656
Drug Store - 1.0%
CVS Health Corp.	11,400	673,284
Electric Utility - 0.4%
American Electric Power Co., Inc.	3,000	263,220
Electrical Component - 3.5%
TE Connectivity Ltd.	15,200	2,286,536
Food Products - 1.4%
Tyson Foods, Inc. - Class A	16,500	942,810
Insurance Carriers - 3.1%
UnitedHealth Group, Inc.	4,050	2,062,503

The accompanying notes are an integral part of these financial statements.

1

Matrix Advisors Value Fund, Inc.
Schedule of Investments
June 30, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Internet - 13.0%
Alphabet, Inc. - Class C	28,425	$5,213,713
Meta Platforms, Inc. - Class A	6,600	3,327,852
		8,541,565
Internet (Retail) - 5.1%
Amazon.com, Inc. (a)	17,450	3,372,212
Medical - Biomedical - 0.8%
Medtronic PLC	6,600	519,486
Medical Supplies - 3.8%
Becton Dickinson & Co.	3,000	701,130
Zimmer Biomet Holdings, Inc.	16,400	1,779,892
		2,481,022
Precision Instruments - 2.5%
Thermo Fisher Scientific, Inc.	3,000	1,659,000
Securities Brokerage - 8.5%
Morgan Stanley	27,150	2,638,709
The Goldman Sachs Group, Inc.	6,575	2,974,004
		5,612,713
Semiconductor - 4.1%
QUALCOMM, Inc.	13,350	2,659,053
Telecommunications (Equipment) - 2.7%
Cisco Systems, Inc.	37,500	1,781,625
Transportation - Services - 3.6%
FedEx Corp.	7,900	2,368,736
TOTAL COMMON STOCKS (Cost $29,587,839)		65,809,293
SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 5.23%(b)	80,135	80,135
TOTAL SHORT-TERM INVESTMENTS (Cost $80,135)		80,135
TOTAL INVESTMENTS - 100.2% (Cost $29,667,974)		$65,889,428
Liabilities in Excess of Other Assets - (0.2)%		(117,929)
TOTAL NET ASSETS - 100.0%		$65,771,499

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

2

MATRIX ADVISORS VALUE FUND, INC.
Statement of Assets and Liabilities
at June 30, 2024

ASSETS:
Investments in securities, at value (cost $29,667,974)	$65,889,428
Receivables:
Dividends and interest	44,357
Fund shares sold	633
Prepaid expenses	16,120
Total assets	65,950,538
LIABILITIES:
Payables:
Investments purchased	59,973
Due to advisor	44,641
Fund shares purchased	1,500
Accrued expenses:
Audit fees	20,800
Fund administration fees	15,573
Transfer agent fees	10,555
Reports to shareholders	8,310
Legal fees	5,507
Accounting fees	4,711
Custody fees	2,377
Other expenses	5,092
Total liabilities	179,039
NET ASSETS	$65,771,499
Number of shares authorized	30,000,000
Number of shares, $0.01 par value, issued and outstanding	692,392
Net Asset Value, Offering Price and Redemption Price Per Share	$94.99
COMPONENTS OF NET ASSETS:
Paid in capital	$28,150,315
Total distributable earnings	37,621,184
Net Assets	$65,771,499

The accompanying notes are an integral part of these financial statements.

3

MATRIX ADVISORS VALUE FUND, INC.
Statement of Operations
For the Year Ended June 30, 2024

INVESTMENT INCOME
INCOME
Dividends	$1,130,242
Interest	6,636
Total income	1,136,878
EXPENSES
Advisory fees	449,158
Fund administration fees	83,365
Transfer agent and accounting fees	64,428
Professional fees	50,984
Federal and state registration fees	30,535
Custody fees	14,723
Reports to shareholders	11,494
Director fees	8,618
Other expenses	7,951
Total expenses	721,256
Less: expense reimbursement by advisor	(128,368)
Net expenses	592,888
Net investment income	543,990
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	1,687,492
Net change in unrealized appreciation/depreciation on investments	10,013,532
Net realized and unrealized gain on investments	11,701,024
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,245,014

The accompanying notes are an integral part of these financial statements.

4

MATRIX ADVISORS VALUE FUND, INC.
Statement of Changes in Net Assets

	Year Ended June 30,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$543,990	$525,241
Net realized gain (loss) on investments	1,687,492	(166,636)
Net change in net unrealized appreciation/depreciation on investments	10,013,532	6,290,755
Net increase in net assets resulting from operations	12,245,014	6,649,360
NET DISTRIBUTIONS TO SHAREHOLDERS	(1,068,279)	(2,493,445)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	568,220	732,493
Proceeds from reinvestment of distributions	906,931	2,087,636
Cost of shares redeemed	(3,757,048)	(2,938,825)
Net decrease from capital share transactions	(2,281,897)	(118,696)
Total increase in net assets	8,894,838	4,037,219
NET ASSETS
Beginning of year	$56,876,661	$52,839,442
End of year	$65,771,499	$56,876,661
CHANGE IN SHARES
Shares outstanding, beginning of year	719,691	719,127
Shares sold	6,782	9,661
Shares issued on reinvestment of distributions	10,686	30,077
Shares redeemed	(44,767)	(39,174)
Shares outstanding, end of year	692,392	719,691

The accompanying notes are an integral part of these financial statements.

5

Matrix Advisors Value Fund, Inc.
Financial Highlights
For a capital share outstanding throughout each year

	Years Ended June 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$79.03	$73.48	$96.30	$64.74	$68.01
Income (loss) from investment operations:
Net investment income(a)	0.77	0.73	0.78	0.87	1.12
Net realized and unrealized gain (loss) on investments	16.72	8.33	(12.88)	33.05	(1.37)
Total from investment operations	17.49	9.06	(12.10)	33.92	(0.25)
Less distributions:
Dividends from net investment income	(0.98)	(0.60)	(0.78)	(1.49)	(0.67)
Distributions from net realized gain	(0.55)	(2.91)	(9.94)	(0.87)	(2.35)
Total distributions	(1.53)	(3.51)	(10.72)	(2.36)	(3.02)
Net asset value, end of year	$94.99	$79.03	$73.48	$96.30	$64.74
Total return	22.36%	12.99%	(14.61)%	53.33%	(0.82)%
Ratios/supplemental data:
Net assets, end of year (millions)	$65.8	$56.9	$52.8	$65.2	$48.1
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.20%	1.23%	1.16%	1.21%	1.23%
After expense reimbursement	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income to average net assets:
Before expense reimbursement	0.69%	0.73%	0.68%	0.87%	1.44%
After expense reimbursement	0.90%	0.97%	0.85%	1.09%	1.68%
Portfolio turnover rate	20%	22%	23%	24%	28%

(a)	Calculated using the average shares method.
The accompanying notes are an integral part of these financial statements.

6

Matrix Advisors Value Fund, Inc.
Notes to Financial Statements
June 30, 2024
NOTE 1 – ORGANIZATION
Matrix Advisors Value Fund, Inc. (the “Fund”) is a Maryland corporation registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The Fund commenced operations September 16, 1983. The Fund’s investment objective is to achieve a total rate of return which is comprised of capital appreciation and current income.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Fund consistently follows the accounting policies set forth below which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. Securities traded on a national securities exchange, except those listed on the NASDAQ Stock Market, LLC (“NASDAQ”), are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading (generally 4:00 p.m, Eastern time). Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Quotations of foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by on independent pricing service or reporting agency. Foreign currency exchange rates generally are valued at the last sale price at the close on an exchange on which the security is primarily traded. Securities traded on an exchange for which there have been no sales are valued at the mean between the last reported bid and the asked quotes, or the last sale price when appropriate.

Securities for which quotations are not readily available are stated at their respective fair values as determined in good faith by Matrix Asset Advisors, Inc. (the “Advisor” or “Matrix”), the Fund’s investment advisor and valuation designee, in accordance with procedures approved by the Board of Directors (the “Board”) of the Fund under Rule 2a-5 of the 1940 Act. In determining fair value, the Fund takes into account all relevant factors and available information. Consequently, the price of the security used by the Fund to calculate its net asset value (“NAV”) per share may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value. As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.
Investments in other funds are valued at their respective NAVs as determined by those funds for purchase and/or redemption orders placed on that day, in accordance with the 1940 Act.
Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Fund does not isolate that portion of the results of operations arising as a result of changes in the currency exchange rate from the fluctuations arising as a result of changes in the market prices of investments during the period.
B.
Shares Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses), by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

C.
Federal Income Taxes. The Fund has elected to be treated as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its taxable income and any capital gains less any applicable capital loss carryforwards. Accordingly, no provision for Federal income taxes has been made in the accompanying financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax

7

Matrix Advisors Value Fund, Inc.
Notes to Financial Statements
June 30, 2024(Continued)
positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2021 – 2023), or expected to be taken in the Fund’s 2024 tax returns. The Fund identifies its major tax jurisdictions as U. S. Federal, New York State and New York City. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
D.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

E.
Security Transactions, Investment Income, and Distributions. Security transactions are accounted for on the trade date. The Fund will distribute net investment income and net capital gains, if any, at least annually. Dividend income and distributions to shareholders are recorded on the ex-dividend date, and interest income is recognized on the accrual basis. Realized gains and losses are evaluated on the basis of identified costs. Premiums and discounts on the purchase of securities are amortized/accreted using the effective interest method. U.S. GAAP requires that permanent financial reporting and tax differences be reclassified in the capital accounts.

F.
Indemnification Obligations. Under the Fund’s organizational documents, its current and former Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred or that would be covered by other parties.

G.
Subsequent Events. The Fund has evaluated subsequent events through the issuance of the Fund’s financial statements and has determined that no events have occurred that require disclosure in these financial statements.

NOTE 3 – INVESTMENT ADVISORY AND OTHER AGREEMENTS
The Fund has an investment advisory agreement with the Advisor to serve as investment advisor. Certain officers of the Advisor are also officers of the Fund. Under the terms of the agreement, the Fund has agreed to pay the Advisor as compensation for all services rendered, staff and facilities provided and expenses paid or assumed, an annual advisory fee, accrued daily, paid monthly, of 0.75% of the Fund’s average daily net assets. For the year ended June 30, 2024, the Fund accrued $449,158 in advisory fees.
The Advisor has contractually agreed to reduce its advisory fees and/or pay expenses of the Fund through at least October 31, 2024, to ensure that the Fund’s total annual operating expenses (excluding front-end or contingent deferred loads, acquired fund fees and expenses, leverage interest, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation) will not exceed 0.99% of the Fund’s average daily net assets. In connection with this expense limitation, the Advisor is entitled to recoup fees waived and/or expenses reimbursed within a three-year period from the date of the waiver or expense payment if such reimbursement will not cause the Fund’s expense ratio to exceed the lesser of: (i) the expense limitation in effect at the time of the waiver and/or the expense payment or (ii) the expense limitation in place at the time of recoupment. This arrangement can be terminated only by, or with the consent of, the Board upon 60 days’ written notice to the Advisor.
Any such reimbursement will be reviewed by the Fund’s Board. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.

8

Matrix Advisors Value Fund, Inc.
Notes to Financial Statements
June 30, 2024(Continued)
For the year ended June 30, 2024, the Advisor waived $128,368 in advisory fees. At June 30, 2024, the cumulative amount available for reimbursement that has been paid and/or waived is $367,514. Currently, the Advisor has agreed not to seek reimbursement of such fee reductions and/or expense payments. The Advisor may recapture a portion of this amount no later than the dates stated below:

June 30,
2025	2026	2027
$111,340	$127,806	$128,368

The Fund’s Chief Compliance Officer (“CCO”) receives no compensation from the Fund; however, U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services, the Fund’s administrator (the “Administrator”) was paid $4,000 during the year ended June 30, 2024, for CCO support services.
NOTE 4 – INVESTMENT TRANSACTIONS
The cost of purchases and the proceeds from sales of securities, other than short-term obligations and U.S. Government securities, for the year ended June 30, 2024, are as follows:

	Purchases	Sales
Common Stock	$11,911,454	$14,672,514

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS
As of June 30, 2024, the components of distributable earnings on a tax basis were as follows:

Cost of investments for tax purposes	$29,667,974
Gross tax unrealized appreciation	36,468,182
Gross tax unrealized depreciation	(246,728)
Net tax unrealized appreciation on investments	36,221,454
Undistributed ordinary income	267,844
Undistributed long-term capital gains	1,131,886
Total Distributable Earnings	1,399,730
Other accumulated gains (losses)	—
Total Accumulated Earnings/Losses	$37,621,184

There are no differences between book basis and tax basis.
U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the year ended June 30, 2024, the Fund had no permanent differences that were reclassified between paid-in capital and distributable earnings.
As of June 30, 2024, the Fund had no short term loss carryover or long term loss carryover. These losses may offset future capital gains for federal income tax purposes. The Fund had no post-October losses, which are deferred until fiscal year 2025 for tax purposes. Capital losses incurred after October 31 (“post-October losses”) within that taxable year are deemed to arise on the first day of the Fund’s next taxable year.
As of June 30, 2024, the Fund had no qualified late-year ordinary losses, which are deferred until fiscal year 2025 for tax purposes. Net late-year losses incurred after December 31 within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

9

Matrix Advisors Value Fund, Inc.
Notes to Financial Statements
June 30, 2024(Continued)
The tax character of distributions paid during the years ended June 30, 2024 and June 30, 2023, were as follows:

	June 30,
	2024	2023
Distributions Paid From:
Ordinary Income*	$684,262	$426,230
Long-Term Capital Gain	$384,017	$2,067,215
	$1,068,279	$2,493,445

*	For tax purposes, short-term capital gains are considered ordinary income.
The Fund may use earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction.
NOTE 6 – FAIR VALUE
The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability. These standards state that “observable inputs” reflect the assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources. “Unobservable inputs” reflect the Fund’s own assumptions about the inputs market participants would use to value the asset or liability.
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:
Level 1 –
Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayments speeds, credit risk, yield curves, default rates and similar data.
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2024.

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks*	$60,809,293	$ —	$ —	$60,809,293
Total Equity	$60,809,293	$—	$—	$60,809,293
Short-Term Investments	$80,135	$—	$—	$80,135
Total Investments in Securities	$65,889,428	$—	$—	$65,889,428

*	Please refer to the Schedule of Investments for a breakout of common stocks by industry classifications.

10

Matrix Advisors Value Fund, Inc.
Notes to Financial Statements
June 30, 2024(Continued)
Note 7 - Subsequent Events
There were no other events or transactions during the period that materially impacted the amounts or disclosures in the Fund’s financial statements.

11

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and
Shareholders of Matrix Advisors Value Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Matrix Advisors Value Fund, Inc. (the “Fund”), including the schedule of investments, as of June 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the Fund’s auditor since 1999.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
August 29, 2024

12

Matrix Advisors Value Fund, Inc.
Additional Information (Unaudited)
PROXY VOTING INFORMATION
The Advisor votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Directors of the Fund. You may obtain a description of these procedures and how the Fund voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30, free of charge, upon request, by calling toll-free 1-800-366-6223. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov.
PORTFOLIO HOLDINGS DISCLOSURE
The Fund files its complete schedule of portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year (quarters ended September 30 and March 31) as an exhibit to its reports on Form N-PORT. Portfolio holdings filed on Form N-PORT are publicly available 60 days after the end of the applicable quarter. The Fund’s Form N-PORT filings are available on the Securities and Exchange Commission’s website at www.sec.gov. This information is also available, without charge, upon request, by calling toll free, 1-800-366-6223.

13

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this report.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See the Statement of Operations within Item 7(a) of this report.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable (to be included in registrant’s Form N-CSR for the fiscal period ending December 31, 2024).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) The code of ethics that is the subject of the disclosure required by Item 2 incorporated by reference to the Registrant's Form N-CSRS filed March 9, 2018.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Matrix Advisors Value Fund, Inc.

By (Signature and Title)*	/s/ David A. Katz
David A. Katz, Principal Executive Officer/Principal Financial Officer

Date	9/6/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David A. Katz
David A. Katz, Principal Executive Officer/Principal Financial Officer

Date	9/6/24

* Print the name and title of each signing officer under his or her signature.